Risk Management Section - Sensitivity Analysis - Additional Information (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Financial assets	€ 971,591	€ 878,985
ECL collective-assessment [member]
Disclosure of credit risk exposure [line items]
Financial assets	2,129	1,291
Hypothetical collective-assessment ECLs [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	1,636	866
Hypothetical collective-assessment ECLs [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	€ 3,409	€ 2,665